Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (13,101,457)	$ (715,427)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	248,860	257,781
Gain from disposal of fixed assets		(115)
Changes in allowance for doubtful accounts	(265,530)
Changes in inventory reserve	(34,303)	(84,956)
Deferred income tax provision	665,148	556,867
Realized loss (gain) on short-term investments	3,094,084	(166,931)
Change in fair value of short-term investments	7,617,502
Changes in operating assets and liabilities:
Accounts receivable	(3,346,205)	(1,763,903)
Inventories	26,553	(488,746)
Advance to suppliers, net	(186,782)	(187,460)
Prepaid expenses and other current assets	57,436	(220,969)
Prepaid expenses-related party, non-current	(60,016)
Accounts payable	3,136,661	7,928,308
Taxes payable	(267,456)	149,684
Accrued expenses and other current liabilities	(14,116)	(465,431)
Net cash (used in) provided by operating activities	(2,429,621)	4,798,702
Cash flows from investing activities:
Purchases of property and equipment	(30,189)	(646)
Prepayments for construction in progress	(37,467)
Purchase of short-term investments	(313,541)
Sale of short-term investments	313,541
Net cash used in investing activities	(67,656)	(646)
Cash flows from financing activities:
Proceeds from bank loans	2,081,483	1,146,776
Repayment of bank loans	(1,110,124)	(1,146,776)
Proceeds from related party borrowings	5,096,373	2,080,918
Net cash provided by financing activities	6,067,732	2,080,918
Effect of changes of foreign exchange rates on cash	5,888	364,084
Net increase in cash	3,576,343	7,243,058
Cash, beginning of period	5,285,247	5,711,458
Cash, end of period	8,861,590	12,954,516
Supplemental disclosure of cash flow information
Cash paid for interest	148,860	90,044
Cash paid for income tax	$ 969,914	$ 575,132